GEOGRAPHIC INFORMATION (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 269,194	$ 216,190	$ 185,636
Property and equipment		10,695	9,807
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	109,560	74,455	61,332
Property and equipment		2,913	2,136
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[2]	120,926	107,134	98,405
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment		5,957	5,987
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		18,059	30,223	20,512
South Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		20,649	4,378	$ 5,387
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment		$ 1,825	$ 1,684

[1]	Revenue amounts for North America that are shown in the above table consist primarily of revenues from the United States, except for approximately $471, $854 and $1,056 of revenues derived from Canada in the years ended December 31, 2015, 2016 and 2017, respectively.
[2]	Revenue amounts for Europe that are shown in the above table including UK, Europe and Israel.